Document and Entity Information - USD ($)	12 Months Ended
	Jun. 30, 2016	Jul. 31, 2016
Document And Entity Information
Entity Registrant Name	AMERICATOWNE Inc.
Entity Central Index Key	0001606699
Document Type	8-K/A
Document Period End Date	Jun. 30, 2016
Amendment Flag	true
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		26,762,378
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016
Amendment Description	To add financial statements for acquired company.